Quarterly Results (unaudited) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Impairment of Intangible Assets	$ 6,600	$ 28,400		$ 34,999
Non cash charges and inventory write-offs	4,100
Increase in bad debt reserve	1,000
Reduction of prepaid sand liability	$ 10,700			$ 10,658
Impact from settlement agreement			$ 17,000		$ 17,000
Interest related to tax penalties			4,400		$ 4,400
Business acquisition and litigation expenses			$ 4,100